Offerings	Dec. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note	(1.a) Each unit consisting of one Class A ordinary share and one-third of one redeemable public warrant to purchase one Class A ordinary share.

(1.b) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

(1.c) The Registrant previously registered securities having a proposed maximum aggregate offering price of $278,395,830.00 on its Registration Statement on Form S-1, as amended (File No. 333-291793), which became effective on December 17, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $39,770,829.50 is hereby registered, which includes securities issuable upon the exercise of the underwriters’ over-allotment option.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1.b

(2.a) Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

(2.b) No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	958,333
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See offering notes 1.b and 2.b
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	958,333
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 11,020,829.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,521.98
Offering Note	See offering notes 1.b and 2.a